UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [ ];         Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                     Sector Omega ASA
Address:                  Filipstad Brygge 2, P.O. Box 1994 Vika
                          Oslo, Norway 0125

Form 13F File Number:     28-13611


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tonje Vegarud
Title:     Head of Settlements
Phone:     +47 23012909

Signature, Place and Date of Signing:

/s/Tonje Vegarud            Oslo, Norway             August 11, 2010

Report Type (Check only one):

[X]      13F HOLDINGS REPORT
[  ]     13F NOTICE
[  ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:                             0

Form 13F Information Table Entry Total                        33

Form 13F Information Table Value Total:     $292,162 (thousands)

List of Other Included Managers: None

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
Column 1                        Column 2          Column 3   Column 4               Column 5 Column 6   Column 7   Column 8
                                                                         Shares or
                                Title of                      Value      Principal  SH/ PUT/ Investment  Other  Voting Authority
Name of Issuer                   Class             Cusip     (x$1,000)    Amount    PRN CALL Discretion Managers Sole  Shared  None
-----------------------------   --------          ---------  ---------   ---------  --- ---- ---------- -------- ----  ------  ----

TRANSOCEAN LTD                   REG SHS          H8817H100   23,716       511,900   SH         SOLE      NONE     511,900
ANADARKO PETE CORP               COM              032511107   22,737       630,013   SH         SOLE      NONE     630,013
MURPHY OIL CORP                  COM              626717102   19,480       393,148   SH         SOLE      NONE     393,148
HESS CORP                        COM              42809H107   18,339       364,309   SH         SOLE      NONE     364,309
FOREST OIL CORP                  COM PAR $0.01    346091705   17,463       638,278   SH         SOLE      NONE     638,278
VALERO ENERGY CORP NEW           COM              91913Y100   16,861       937,745   SH         SOLE      NONE     937,745
PRIDE INTL INC DEL               COM              74153Q102   16,653       745,437   SH         SOLE      NONE     745,437
SOUTHWESTERN ENERGY CO           COM              845467109   16,461       426,018   SH         SOLE      NONE     426,018
PETROHAWK ENERGY CORP            COM              716495106   15,762       928,827   SH         SOLE      NONE     928,827
PETROLEO BRASILEIRO SA PETR      SPONSORED ADR    71654V408   15,430       449,604   SH         SOLE      NONE     449,604
CHICAGO BRIDGE & IRON CO N       N Y REGISTRY SH  167250109   15,110       803,320   SH         SOLE      NONE     803,320
KBR INC                          COM              48242W106   15,014       738,157   SH         SOLE      NONE     738,157
CONOCOPHILLIPS                   COM              20825C104   15,012       305,796   SH         SOLE      NONE     305,796
WEATHERFORD INTERNATIONAL LT     REG              H27013103   14,571     1,108,927   SH         SOLE      NONE   1,108,927
FLUOR CORP NEW                   COM              343412102   14,174       333,503   SH         SOLE      NONE     333,503
CAMERON INTERNATIONAL CORP       COM              13342B105    6,429       197,700   SH         SOLE      NONE     197,700
SCHLUMBERGER LTD                 COM              806857108    4,261        77,000   SH         SOLE      NONE      77,000
NATIONAL OILWELL VARCO INC       COM              637071101    3,519       106,400   SH         SOLE      NONE     106,400
ENSCO PLC                        SPONSORED ADR    29358Q109    2,997        76,300   SH         SOLE      NONE      76,300
BP PLC                           SPONSORED ADR    055622104    2,989       103,500   SH         SOLE      NONE     103,500
TSAKOS ENERGY NAVIGATION LTD     SHS              G9108L108    1,893       133,565   SH         SOLE      NONE     133,565
OCEANEERING INTL INC             COM              675232102    1,666        37,100   SH         SOLE      NONE      37,100
SELECT SECTOR SPDR TR            SBI INT-ENERGY   81369Y506    1,466        29,500   SH         SOLE      NONE      29,500
SPDR SERIES TRUST                S&P OILGAS EXP   78464A730    1,462        37,500   SH         SOLE      NONE      37,500
OIL STS INTL INC                 COM              678026105    1,389        35,100   SH         SOLE      NONE      35,100
OVERSEAS SHIPHOLDING GROUP I     COM              690368105    1,389        37,500   SH         SOLE      NONE      37,500
MCDERMOTT INTL INC               COM              580037109    1,185        54,700   SH         SOLE      NONE      54,700
SUPERIOR ENERGY SVCS INC         COM              868157108    1,044        55,900   SH         SOLE      NONE      55,900
ATLAS ENERGY INC                 COM              049298102      801        29,600   SH         SOLE      NONE      29,600
HELIX ENERGY SOLUTIONS GRP I     COM              42330P107      766        71,100   SH         SOLE      NONE      71,100
NOBLE CORPORATION BAAR           NAMEN -AKT       H5833N103      720        23,300   SH         SOLE      NONE      23,300
COMPLETE PRODUCTION SERVICES     COM              20453E109      709        49,600   SH         SOLE      NONE      49,600
BAKER HUGHES INC                 COM              057224107      694        16,700   SH         SOLE      NONE      16,700
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